Property, Plant and Equipment	6 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
Note 7 - Property, Plant and Equipment

	December 31, 2016	June 30, 2016
	(Unaudited)	(Audited)
Buildings	$12,527,295	$13,108,283
Machinery	53,815,413	57,207,298
Vehicles	314,934	329,540
Plant and equipment	4,304,964	4,454,496
Software	79,533	83,221
Construction in progress	556,385	484,552
	71,598,524	75,667,390
Less: Accumulated depreciation	(24,828,189)	(24,602,825)

Property, plant and equipment, net	$46,770,335	$51,064,565

Buildings with net book value of approximately $235,179 and $258,922 were used as collateral of short term bank borrowings as at December 31, 2016 and June 30, 2016.

The depreciation expenses for the six months ended December 31, 2016, 2015 and 2014 were $1,889,462, $3,399,115 and $3,186,954, respectively.

The impairment losses recognized on plant and equipment which were no more use for future production for the six months ended December 31, 2016, 2015 and 2014 were nil, nil and nil, respectively.